INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - Summary of significant influence is valued by the equity method (Detail) - ARS ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Investments in associates	$ 901,187	$ 4,438,050
Play Digital S.A.
Disclosure of subsidiaries [line items]
Equity Investment	19.265%
Investments in associates	$ 901,187	$ 4,438,050